Long-term debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Senior	SFr 108,667	SFr 136,392
Subordinated	41,667	16,152
Newly issued subordinated notes	22,000
Non-recourse liabilities from consolidated VIEs	1,671	1,764
Long-term debt	152,005	154,308
of which reported at fair value	70,331	63,935
Structured notes
Long-term debt
Long-term debt	49,435	48,064
Bank
Long-term debt
Long-term debt	SFr 151,000	SFr 153,433